OTHER LONG-TERM ASSETS (Schedule of Other Long-Term Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Other Assets, Noncurrent Disclosure [Abstract]
Severance pay fund	$ 15,857	$ 17,246
Long-term deposits	1,318	1,675
Other long-term assets	$ 17,175	$ 18,921